TAXES ON INCOME (Schedule of Reconciliation of Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income (loss) before taxes as reported in the statements of operations	$ (1,329)	$ 1,625	$ 70
Tax rate	23.00%	23.00%	23.00%
Theoretical tax	$ (306)	$ 374	$ 16
Increase (decrease) in taxes:
Non-deductible items	202	177	77
Losses and other items for which a valuation allowance was provided	286	230	599
Repatriation of undistributed earnings	(260)	0	516
Realization of carryforward tax losses for which valuation allowance was provided	0	(175)	0
Changes in valuation allowance	0	(1,362)	(113)
Tax rate differences in subsidiaries and benefit from reduced tax rates	(7)	110	43
Provision for uncertain tax positions	140	(993)	126
Taxes in respect of prior years	(80)	(562)	1
Investment tax credit	(68)	(204)	(141)
Other	53	1	1,137
Taxes on income (tax benefit) in the statements of operations	$ (40)	$ (2,404)	$ 2,261